Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

As of December 31, 2022 and 2021, property and equipment consisted of the following:

	Useful life	December 31, 2022	December 31, 2021
Office equipment and furniture	3 - 5 Years	$155,062	$166,979
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years	84,549	92,358
Software	1 - 3 Years	11,917	13,018
Finance lease right-of-use asset	4 Years	152,859	165,242
		404,387	437,597
Less: accumulated depreciation		(219,964)	(170,164)
		$184,423	$267,433

For the years ended December 31, 2022, 2021 and 2020, depreciation expense amounted to $66,428, $40,130 and $54,576, respectively, all of which were included in operating expenses.

The Company entered into a finance vehicle lease in 2021 and the finance lease right-of-use asset with a net carrying amount of $103,998 and $161,111 as of December 31, 2022 and 2021, respectively, were included in property and equipment, net. Finance lease liabilities were nil as of December 31, 2022 and 2021. The Company made cash payments of $163,301 for finance lease liabilities during the year ended December 31, 2021, which is included within the financing activities section on the consolidated statements of cash flows.